T. ROWE PRICE RETIREMENT I 2055 FUND - I CLASS
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 92.0%
T. Rowe Price Funds:
Growth Stock Fund	378,841	12,893	54,639	4,282,228	403,257
Value Fund	322,661	26,210	18,443	10,068,300	365,781
Equity Index 500 Fund	142,619	33,275	31,087	1,734,835	161,687
International Stock Fund	125,874	5,847	7,161	7,404,857	140,766
International Value Equity Fund	127,626	9,347	8,940	11,112,742	139,354
Overseas Stock Fund	133,306	7,347	19,430	12,688,727	136,404
Emerging Markets Stock Fund	81,344	2,155	8,276	1,903,733	89,209
Mid-Cap Growth Fund	73,602	2,345	5,891	751,600	77,212
Mid-Cap Value Fund	63,529	3,020	3,880	2,588,400	70,068
New Horizons Fund(2)	52,588	684	5,029	689,674	55,188
Small-Cap Stock Fund(2)	42,716	4,788	4,154	902,560	48,224
Small-Cap Value Fund	37,654	1,878	2,415	949,433	41,243
Real Assets Fund	34,312	2,137	2,113	3,341,038	37,887
U. S. Large-Cap Core Fund	8,319	13,232	973	791,409	22,706
Emerging Markets Discovery Stock
Fund	707	5,044	145	480,294	5,691
Total Equity Mutual Funds (Cost $1,571,371)					1,794,677

BOND MUTUAL FUNDS 5.5%
T. Rowe Price Funds:
New Income Fund	47,629	5,967	3,329	5,152,465	51,164
International Bond Fund (USD
Hedged)	16,430	1,400	1,151	1,659,359	16,959
U. S. Treasury Long-Term Fund	14,777	906	943	939,999	14,325
Dynamic Global Bond Fund	10,905	593	727	1,108,155	10,849
High Yield Fund	6,162	384	436	982,005	6,344
Emerging Markets Bond Fund	5,769	322	360	551,897	6,181
Floating Rate Fund	3,163	171	845	276,861	2,575
Total Bond Mutual Funds (Cost $103,370)					108,397

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2055 FUND - I CLASS

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.5%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 0.24%(3)	19,472	46,864	17,603	48,732,879	48,733
Total Short-Term Investments (Cost $48,733)					48,733
Total Investments in Securities 100.0%
(Cost $1,723,474)					$1,951,807
Other Assets Less Liabilities (0.0)%					(874)
Net Assets 100.0%					$1,950,933

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the
Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2055 FUND - I CLASS

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$65	$78	$68
Emerging Markets Bond Fund	33	450	71
Emerging Markets Discovery
Stock Fund	10	85	—
Emerging Markets Stock Fund	835	13,986	—
Equity Index 500 Fund	3,667	16,880	680
Floating Rate Fund	(30)	86	32
Growth Stock Fund	10,008	66,162	—
High Yield Fund	26	234	91
International Bond Fund (USD
Hedged)	74	280	81
International Stock Fund	1,190	16,206	—
International Value Equity Fund	711	11,321	—
Mid-Cap Growth Fund	762	7,156	—
Mid-Cap Value Fund	456	7,399	—
New Horizons Fund	1,340	6,945	—
New Income Fund	267	897	348
Overseas Stock Fund	(328)	15,181	—
Real Assets Fund	238	3,551	—
Small-Cap Stock Fund	339	4,874	—
Small-Cap Value Fund	281	4,126	—
U. S. Large-Cap Core Fund	48	2,128	—
U. S. Treasury Long-Term Fund	288	(415)	68
Value Fund	2,141	35,353	—
U. S. Treasury Money Fund	—	—	31
Totals	$22,421#	$212,963	$1,470+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,470 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT I 2055 FUND - I CLASS
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement I 2055 Fund - I Class (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.